Revenue - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 Advertisement
Disaggregation Of Revenue [Line Items]
Advertising agency fee rate based on gross revenue	15.00%
Outdoor Advertising
Disaggregation Of Revenue [Line Items]
Number of advertising business	3,532